Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000013069 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000013069 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013069 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000013069 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000013069 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000013069 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000013069 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013069 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013069 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013069 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013069 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013069 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013069 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013069 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.50%
C000013069 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000013069 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013069 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.50%
C000013071 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000013071 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013071 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000013071 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000013071 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000013071 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000013071 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013071 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013071 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013071 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013071 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013071 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013071 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013071 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.50%
C000013071 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000013071 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013071 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.50%
C000048637 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000048637 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048637 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000048637 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000048637 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000048637 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000048637 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048637 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000048637 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000048637 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000048637 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000048637 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.00%
C000048637 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.00%
C000048637 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.50%
C000048637 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000048637 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000048637 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.50%
C000231374 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000231374 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231374 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231374 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000231374 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231374 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000231374 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231374 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231374 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231374 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231374 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231374 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.00%
C000231374 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.00%
C000231374 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.50%
C000231374 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000231374 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000231374 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.50%
C000154967 | BBB
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154967 | A
Holdings [Line Items]
Percent of Total Investments	17.20%
C000154967 | AA
Holdings [Line Items]
Percent of Total Investments	44.50%
C000154967 | AAA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000154967 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154967 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154967 | Education
Holdings [Line Items]
Percent of Total Investments	10.30%
C000154967 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000154967 | General Obligations
Holdings [Line Items]
Percent of Total Investments	32.90%
C000154967 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.40%
C000154967 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000154967 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154967 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000154967 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154967 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154967 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000154968 | BBB
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154968 | A
Holdings [Line Items]
Percent of Total Investments	17.20%
C000154968 | AA
Holdings [Line Items]
Percent of Total Investments	44.50%
C000154968 | AAA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000154968 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154968 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154968 | Education
Holdings [Line Items]
Percent of Total Investments	10.30%
C000154968 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000154968 | General Obligations
Holdings [Line Items]
Percent of Total Investments	32.90%
C000154968 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.40%
C000154968 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000154968 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154968 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000154968 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154968 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154968 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000154969 | BBB
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154969 | A
Holdings [Line Items]
Percent of Total Investments	17.20%
C000154969 | AA
Holdings [Line Items]
Percent of Total Investments	44.50%
C000154969 | AAA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000154969 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154969 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000154969 | Education
Holdings [Line Items]
Percent of Total Investments	10.30%
C000154969 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000154969 | General Obligations
Holdings [Line Items]
Percent of Total Investments	32.90%
C000154969 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.40%
C000154969 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000154969 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154969 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000154969 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154969 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154969 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000081348 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.90%
C000081348 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081348 | A
Holdings [Line Items]
Percent of Total Investments	16.30%
C000081348 | AA
Holdings [Line Items]
Percent of Total Investments	48.40%
C000081348 | AAA
Holdings [Line Items]
Percent of Total Investments	31.40%
C000081348 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081348 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081348 | Education
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081348 | Housing
Holdings [Line Items]
Percent of Total Investments	12.60%
C000081348 | General Obligations
Holdings [Line Items]
Percent of Total Investments	40.30%
C000081348 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081348 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081348 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081348 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081348 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081348 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081349 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.90%
C000081349 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081349 | A
Holdings [Line Items]
Percent of Total Investments	16.30%
C000081349 | AA
Holdings [Line Items]
Percent of Total Investments	48.40%
C000081349 | AAA
Holdings [Line Items]
Percent of Total Investments	31.40%
C000081349 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081349 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081349 | Education
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081349 | Housing
Holdings [Line Items]
Percent of Total Investments	12.60%
C000081349 | General Obligations
Holdings [Line Items]
Percent of Total Investments	40.30%
C000081349 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081349 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081349 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081349 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081349 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081349 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081350 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.90%
C000081350 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081350 | A
Holdings [Line Items]
Percent of Total Investments	16.30%
C000081350 | AA
Holdings [Line Items]
Percent of Total Investments	48.40%
C000081350 | AAA
Holdings [Line Items]
Percent of Total Investments	31.40%
C000081350 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081350 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081350 | Education
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081350 | Housing
Holdings [Line Items]
Percent of Total Investments	12.60%
C000081350 | General Obligations
Holdings [Line Items]
Percent of Total Investments	40.30%
C000081350 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081350 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081350 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081350 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081350 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081350 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081345 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000081345 | BBB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081345 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000081345 | AA
Holdings [Line Items]
Percent of Total Investments	55.60%
C000081345 | AAA
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081345 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000081345 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081345 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000081345 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081345 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081345 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081345 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	16.00%
C000081345 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.20%
C000081345 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081345 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081346 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000081346 | BBB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081346 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000081346 | AA
Holdings [Line Items]
Percent of Total Investments	55.60%
C000081346 | AAA
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081346 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000081346 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081346 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000081346 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081346 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081346 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081346 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	16.00%
C000081346 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.20%
C000081346 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081346 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081347 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000081347 | BBB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081347 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000081347 | AA
Holdings [Line Items]
Percent of Total Investments	55.60%
C000081347 | AAA
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081347 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000081347 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081347 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000081347 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081347 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.60%
C000081347 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081347 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	16.00%
C000081347 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.20%
C000081347 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081347 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074079 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074079 | A
Holdings [Line Items]
Percent of Total Investments	16.50%
C000074079 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000074079 | AAA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000074079 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	13.40%
C000074079 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.00%
C000074079 | Housing
Holdings [Line Items]
Percent of Total Investments	15.60%
C000074079 | General Obligations
Holdings [Line Items]
Percent of Total Investments	48.50%
C000074079 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.50%
C000074080 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074080 | A
Holdings [Line Items]
Percent of Total Investments	16.50%
C000074080 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000074080 | AAA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000074080 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	13.40%
C000074080 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.00%
C000074080 | Housing
Holdings [Line Items]
Percent of Total Investments	15.60%
C000074080 | General Obligations
Holdings [Line Items]
Percent of Total Investments	48.50%
C000074080 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.50%
C000074081 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074081 | A
Holdings [Line Items]
Percent of Total Investments	16.50%
C000074081 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000074081 | AAA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000074081 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	13.40%
C000074081 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.00%
C000074081 | Housing
Holdings [Line Items]
Percent of Total Investments	15.60%
C000074081 | General Obligations
Holdings [Line Items]
Percent of Total Investments	48.50%
C000074081 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.50%

[1]	Amount is less than 0.05%.
[2]	Amount is less than 0.05%.
[3]	Amount is less than 0.05%.